Benefits offered to team members (Details 6)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States | Discount rate
Actuarial assumptions
Actuarial assumptions	3.70%	4.35%	4.60%
United States | Expected return on plan assets
Actuarial assumptions
Actuarial assumptions			7.50%
Germany | Discount rate
Actuarial assumptions
Actuarial assumptions	2.00%	2.00%	3.75%
Germany | Inflation rate
Actuarial assumptions
Actuarial assumptions		2.00%	2.00%
Germany | Rate of increase in future salary levels
Actuarial assumptions
Actuarial assumptions	2.50%	3.00%	3.00%
Netherlands | Discount rate
Actuarial assumptions
Actuarial assumptions	2.00%
Netherlands | Rate of increase in future salary levels
Actuarial assumptions
Actuarial assumptions	2.50%
Netherlands | Rate of increase in future pension plan
Actuarial assumptions
Actuarial assumptions	1.75%	1.75%
Health insurance | Discount rate
Actuarial assumptions
Actuarial assumptions	5.45%	4.18%	7.22%
Health insurance | Inflation rate
Actuarial assumptions
Actuarial assumptions	4.50%	6.00%	6.50%
Health insurance | Rate of increase in future pension plan
Actuarial assumptions
Actuarial assumptions		1.75%
Health insurance | Aging factor
Actuarial assumptions
Actuarial assumptions	2.50%	2.50%	2.50%
Health insurance | Medical inflation
Actuarial assumptions
Actuarial assumptions	3.50%	3.50%	3.50%
Health insurance | Duration
Actuarial assumptions
Actuarial assumptions	18.84%	29.24%	35.55%